UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.7% (98.6% of Total Investments)

	COMMON STOCKS – 56.3% (40.9% of Total Investments)

	Air Freight & Logistics – 0.8%

47,089	BPost SA, (2)	$1,104,792
11,471	Oesterreichische Post AG	456,939
	Total Air Freight & Logistics	1,561,731

	Commercial Services & Supplies – 0.6%

66,143	Covanta Holding Corporation	1,038,445

	Diversified Telecommunication Services – 0.7%

351,669	HKBN Limited, (2)	393,177
730,573	HKT Trust and HKT Limited	945,707
	Total Diversified Telecommunication Services	1,338,884

	Electric Utilities – 7.0%

44,387	Alupar Investimento SA	290,374
1,061,525	AusNet Services, (2)	1,366,478
14,465	Brookfield Infrastructure Partners LP	559,362
174,992	Contact Energy Limited, (2)	620,503
28,529	EDP – Energias de Portugal, S.A., (2)	96,461
40,203	Endesa S.A, (2), (3)	943,548
7,832	Entergy Corporation	594,919
1,972	Hafslund ASA, Class B Shares	20,670
533,750	Infratil Limited	1,088,802
140,684	Scottish and Southern Energy PLC, (2)	2,599,993
15,197	Southern Company	756,507
1,897,760	Spark Infrastructure Group, (2)	3,436,829
94,880	Transmissora Alianca de Energia Eletrica SA	695,552
	Total Electric Utilities	13,069,998

	Equity Real Estate Investment Trusts – 23.3%

89,995	AEW UK REIT PLC	110,218
63,789	American Hotel Income Properties REIT LP	515,646
5,532	Apple Hospitality REIT, Inc.	105,661
51,651	Armada Hoffler Properties Inc.	717,432
178,468	Ascendas Real Estate Investment Trust, (2)	321,380
57,490	Automotive Properties Real Estate Investment Trust	476,399
28,543	Care Capital Properties, Inc.	766,950
57,659	Charter Hall Retail REIT, (2)	191,184
35,839	Choice Properties Real Estate Investment Trust	372,983
100,950	City Office REIT, Inc., (4)	1,226,543
1,201	Cofinimmo, SANV, (2)	137,033
35,000	Community Healthcare Trust Inc.	836,500
18,082	Crombie Real Estate Investment Trust	189,407
138,534	Dream Global Real Estate Investment Trust	1,002,141
32,695	Easterly Government Properties, Inc.	647,034
323,085	Empiric Student Property PLC	438,189
3,085	Entertainment Properties Trust	227,149
26,669	Eurocommercial Properties NV, (2)	955,007
715,554	Fortune REIT, (2)	801,251
28,127	Franklin Street Properties Corporation	341,462
1,015,403	Frasers Centrepoint Trust, (2)	1,530,624
2,297,371	Frasers Logistics & Industrial Trust, (2)	1,617,641
31,007	Gaming and Leisure Properties Inc.	1,036,254
20,122	Granite Real Estate, Inc.	703,896
14,604	Growthpoint Properties Australia Limited , (2)	35,351
18,539	Hersha Hospitality Trust	348,348
19,496	Hospitality Properties Trust, (6)	614,709

NUVEEN	1

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

6,685	ICADE, (2)	$489,008
82,022	Immobiliare Grande Distribuzione SIIQ SpA	71,751
99,379	Independence Realty Trust	931,181
654,805	Keppel DC REIT, (2)	561,677
24,193	Killam Apartment Real Estate I	230,678
4,107	Liberty Property Trust	158,325
11,884	LTC Properties Inc.	569,244
647,085	Mapletree Commercial Trust	707,753
970,719	Mapletree Greater China Commercial Trust, (2)	707,379
123,953	Mapletree Logistics Trust	97,029
108,610	MedEquities Realty Trust, Inc., (6)	1,217,518
61,225	Medical Properties Trust Inc.	789,190
22,500	Mercialys	419,692
34,924	MGM Growth Properties LLC	944,694
3,834	National Health Investors Inc.	278,463
26,041	New Senior Investment Group Inc.	265,618
166,918	NorthWest Healthcare Properties REIT, (WI/DD)	1,324,198
41,294	OneREIT	113,959
16,895	Park Hotels & Resorts, Inc.	433,695
513,575	Parkway Life Real Estate Investment Trust	925,195
33,664	Physicians Realty Trust	668,904
215,333	Plaza Retail REIT	796,660
445,591	Propertylink Group, (2)	272,439
118,237	Pure Industrial Real Estate Trust, (WI/DD)	541,462
21,318	RioCan Real Estate Investment Trust	419,996
5,816	RLJ Lodging Trust	136,734
50,802	Senior Housing Properties Trust, (6)	1,028,741
19,634	Smart Real Estate Investment Trust	482,342
210,615	Spirit Realty Capital Inc., (4)	2,133,530
65,730	STAG Industrial Inc.	1,644,565
14,000	STORE Capital Corporation	334,320
372,889	TF Administradora Industrial S de RL de CV	608,461
3,710	Universal Health Realty Income Trust	239,295
2,736	Urstadt Biddle Properties Inc.	56,252
12,669	Ventas Inc.	823,992
157,221	VEREIT, Inc.	1,334,806
496,014	Vicinity Centres, (2)	1,072,889
94,837	Viva Energy REIT, (2)	172,399
88,279	Washington Prime Group, Inc.	767,145
26,528	Wereldhave NV, (2)	1,168,047
71,022	WPT Industrial Real Estate Investment Trust	912,633
707	Xenia Hotels & Resorts Inc.	12,068
	Total Equity Real Estate Investment Trusts	43,130,319

	Gas Utilities – 0.1%

4,082	AmeriGas Partners, LP	192,221
10,090	APA Group, (2)	69,059
	Total Gas Utilities	261,280

	Health Care Providers & Services – 0.4%

52,083	Sienna Senior Living Inc., Subscription	678,330

	Household Durables – 0.2%

12,378	Kaufman and Broad SA	455,567

	Independent Power & Renewable Electricity Producers – 1.9%

2,287	Brookfield Renewable Energy Partners LP	67,993
61,462	Brookfield Renewable Energy Partners LP	1,820,959
8,702	Pattern Energy Group Inc.	175,171
130,963	Renewables Infrastructure Group Limited	176,390
134,462	Saeta Yield S.A, (3)	1,225,012
8,380	TransAlta Renewables Inc.	99,248
	Total Independent Power & Renewable Electricity Producers	3,564,773

2	NUVEEN

Shares	Description (1)	Value

	Media – 0.3%

24,537	SES SA, (2)	$570,460

	Mortgage Real Estate Investment Trusts – 1.8%

33,692	Apollo Commercial Real Estate Finance, Inc.	633,747
14,463	Ares Commercial Real Estate Corporation	193,515
26,886	Blackstone Mortgage Trust Inc., Class A	832,391
70,738	Starwood Property Trust Inc.	1,597,264
	Total Mortgage Real Estate Investment Trusts	3,256,917

	Multi-Utilities – 4.6%

755,477	Centrica PLC, (2)	2,057,155
351,309	Duet Group, (2)	748,672
4,963	Engie, (2)	70,135
6,898	Innogy SE, (2)	259,968
35,182	National Grid PLC, Sponsored ADR, (6)	2,233,353
445,368	Redes Energeticas Nacionais SA, (2)	1,338,750
801,530	Vector Limited, (2)	1,798,247
5,163	Veolia Environment S.A., (2)	96,816
	Total Multi-Utilities	8,603,096

	Oil, Gas & Consumable Fuels – 9.3%

1,699	Cheniere Energy Partners LP Holdings LLC	54,895
1,554	DCP Midstream LP	60,963
29,709	Enagas, (2)	770,755
3,149	Enbridge Energy Partners LP	59,831
30,056	Enbridge Income Fund Holdings Inc.	749,225
109,051	Enterprise Products Partnership LP	3,010,898
67,563	Inter Pipeline Limited	1,424,064
13,715	OneOK Partners Limited Partnership	740,473
4,180	Pembina Pipeline Corporation	132,455
84,671	Plains All American Pipeline LP, (6)	2,676,450
76,332	Plains GP Holdings LP, Class A Shares, (6)	2,386,138
59,734	Targa Resources Corporation, (6)	3,578,067
110,963	Veresen Inc.	1,226,571
7,273	Williams Partners LP	296,957
	Total Oil, Gas & Consumable Fuels	17,167,742

	Real Estate Management & Development – 0.6%

68,175	Atrium European Real Estate Ltd, (2)	275,751
15,869	Brookfield Property Partners	353,244
126,270	Citycon Oyj, (2)	298,896
10,445	Landmark Infrastructure Partners LP, (6)	156,153
	Total Real Estate Management & Development	1,084,044

	Road & Rail – 0.4%

146,491	Aurizon Holdings Limited, (2)	587,418
3,516	MTR Corporation, (2)	19,754
43,848	Stagocoach Group PLC, (2)	114,917
	Total Road & Rail	722,089

	Transportation Infrastructure – 4.0%

166,636	Abertis Infraestructuras S.A, (2)	2,682,447
2,643	Cosco Shipping Ports Limited, (2)	2,919
63,407	Enav S.p.A, (2), (3)	257,547
3,545,683	Hopewell Highway Infrastructure Limited, (2)	1,911,857
2,707,734	Hutchison Port Holdings Trust, (2)	1,123,877
38,875	Jiangsu Expressway Company Limited, (2)	55,844
2,664	Macquarie Infrastructure Corporation	214,665
2,999	Sydney Airport, (2)	15,507
111,826	Transurban Group, (2)	996,805
91,437	Zhejiang Expressway Company Limited, (2)	119,602
	Total Transportation Infrastructure	7,381,070

NUVEEN	3

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)			Value

	Water Utilities – 0.3%

320,856	Inversiones Aguas Metropolitanas SA			$503,888
	Total Common Stocks (cost $97,863,480)			104,388,633

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 11.6% (8.5% of Total Investments)

	Electric Utilities – 3.5%

37,802	Exelon Corporation	6.500%	BB+	$1,865,907
25,167	Great Plains Energy Inc.	7.000%	N/R	1,352,223
16,744	NextEra Energy Inc.	6.371%	BBB	1,011,003
43,674	NextEra Energy Inc.	6.123%	BBB	2,227,374
	Total Electric Utilities			6,456,507

	Equity Real Estate Investment Trusts – 2.9%

14,613	Alexandria Real Estate Equities Inc.	7.000%	Baa3	509,263
15,464	American Tower Corporation, (6)	5.500%	N/R	1,727,329
34,655	Ashford Hospitality Prime, Inc.	5.500%	N/R	681,664
11,133	EPR Properties Inc.	9.000%	BB	398,450
1,717	EPR Properties Inc.	5.750%	BB	49,244
11,881	Equity Commonwealth	6.500%	Ba1	303,678
706	FelCor Lodging Trust Inc., Series A.	1.950%	Caa1	17,212
3,361	Lexington Corporate Properties Trust, Series B	6.500%	N/R	168,890
29,312	Ramco-Gershenson Properties Trust	7.250%	N/R	1,588,710
	Total Equity Real Estate Investment Trusts			5,444,440

	Gas Utilities – 0.5%

16,260	Spire, Inc., (2)	6.750%	N/R	953,974

	Multi-Utilities – 3.1%

5,120	Black Hills Corp	7.750%	N/R	375,706
52,004	Dominion Resources Inc., (6)	6.750%	BBB–	2,645,964
19,871	Dominion Resources Inc.	6.375%	Baa3	999,511
32,082	DTE Energy Company	5.000%	BBB–	1,723,766
	Total Gas Utilities			5,744,947

	Oil, Gas & Consumable Fuels – 1.6%

19,418	Anadarko Petroleum Corporation, (6)	7.500%	N/R	844,489
42,406	Kinder Morgan Inc., Delaware, (6)	9.750%	N/R	2,115,211
	Total Oil, Gas & Consumable Fuels			2,959,700
	Total Convertible Preferred Securities (cost $20,593,067)			21,559,568

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.4% (22.8% of Total Investments)

	Electric Utilities – 7.3%

7,138	APT Pipelines Limited	6.300%	N/R	$557,886
57,153	Brookfield Infrastructure Partners LP	5.350%	BBB–	1,113,965
1,148	Duke Energy Capital Trust II	5.125%	BBB	29,837
58,989	Entergy Arkansas Inc.	4.875%	A	1,340,230
10,217	Entergy Louisiana LLC	4.875%	A	231,006
16,567	Entergy New Orleans, Inc.	5.500%	A	409,868
14,377	Entergy Texas Inc.	5.625%	A	371,502
49,182	Integrys Energy Group Inc., (2)	6.000%	Baa1	1,281,191
84,208	NextEra Energy Inc.	5.250%	BBB	2,023,518
32,215	NextEra Energy Inc.	5.000%	BBB	794,744
39,370	Pacific Gas & Electric Corporation, (6)	6.000%	A–	1,233,856
73,156	PPL Capital Funding, Inc., (6)	5.900%	BBB	1,915,956
21,811	SCE Trust I	5.625%	Baa1	550,510

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (5)	Value

	Electric Utilities (continued)

1,460	Southern Company	6.250%	BBB	$38,544
71,664	Southern Company	5.250%	BBB	1,716,353
	Total Electric Utilities			13,608,966

	Equity Real Estate Investment Trusts – 18.1%

38,043	American Homes 4 Rent	6.350%	N/R	973,901
17,852	American Homes 4 Rent	5.500%	N/R	512,352
22,216	American Homes 4 Rent	5.000%	N/R	631,379
21,418	American Homes 4 Rent	5.000%	N/R	614,054
17,317	American Homes 4 Rent	6.500%	N/R	463,057
70,819	CBL & Associates Properties Inc.	7.375%	BB	1,698,948
18,552	CBL & Associates Properties Inc.	6.625%	BB	433,004
94,805	Cedar Shopping Centers Inc., Series A, (6)	7.250%	N/R	2,352,112
16,268	Chesapeake Lodging Trust	7.750%	N/R	408,978
67,921	City Office REIT, Inc.	6.625%	N/R	1,704,817
18,581	Colony Northstar, Inc.	8.500%	N/R	468,241
16,133	Colony Northstar, Inc.	7.500%	N/R	400,421
54,343	Colony Northstar, Inc.	7.125%	N/R	1,356,945
5,758	DDR Corporation	6.250%	Baa3	145,102
9,152	Equity Lifestyle Properties Inc.	6.750%	N/R	234,200
26,697	GGP, Inc.	6.375%	N/R	691,452
11,283	Gladstone Commercial Corporation	7.000%	N/R	283,993
35,795	Gramercy Property Trust	7.125%	BB+	942,482
40,313	Hersha Hospitality Trust	6.875%	N/R	1,017,903
41,783	Hersha Hospitality Trust	6.500%	N/R	1,031,622
71,365	Hersha Hospitality Trust	6.500%	N/R	1,794,116
45,049	Investors Real Estate Trust	7.950%	N/R	1,139,740
3,972	LaSalle Hotel Properties	6.375%	N/R	98,664
48,805	LaSalle Hotel Properties	6.300%	N/R	1,200,603
2,298	Mid-America Apartment Communities Inc.	8.500%	BBB–	146,337
55,668	Monmouth Real Estate Investment Corp	6.125%	N/R	1,385,576
50,922	Pebblebrook Hotel Trust	6.500%	N/R	1,286,290
37,727	Pebblebrook Hotel Trust	6.375%	N/R	953,739
143	PS Business Parks, Inc.	5.750%	BBB	3,636
1,531	Public Storage, Inc.	5.900%	BBB+	38,566
18,073	Public Storage, Inc.	5.750%	A3	453,632
5,011	Retail Properties of America	7.000%	BB	128,031
174	Rexford Industrial Realty Inc.	5.875%	BB	4,214
9,909	Senior Housing Properties Trust	6.250%	BBB–	255,652
19,242	STAG Industrial Inc.	6.875%	BB+	500,677
21,428	Summit Hotel Properties Inc.	7.875%	N/R	550,271
73,988	Summit Hotel Properties Inc.	7.125%	N/R	1,900,752
25,922	Summit Hotel Properties Inc.	6.450%	N/R	649,346
3,793	Sunstone Hotel Investors Inc.	6.950%	N/R	96,532
48,000	Sunstone Hotel Investors Inc.	6.450%	N/R	1,200,000
12,494	Taubman Centers Incorporated, Series K	6.250%	N/R	312,225
6,182	Taubman Centers Incorporated., Series J	6.500%	N/R	156,899
32,729	UMH Properties Inc.	8.000%	N/R	875,501
20,489	Urstadt Biddle Properties	7.125%	N/R	525,338
45,435	Urstadt Biddle Properties	6.750%	N/R	1,169,951
1,162	Vornado Realty Trust	5.700%	BBB–	29,619
6,146	Washington Prime Group, Inc.	7.500%	Ba1	153,589
6,118	Washington Prime Group, Inc.	6.875%	Ba1	152,644
	Total Equity Real Estate Investment Trusts			33,527,103

	Independent Power & Renewable Electricity Producers – 0.3%

24,057	Brookfield Renewable Partners	5.750%	BB+	472,149

	Mortgage Real Estate Investment Trusts – 0.6%

11,083	Apollo Commercial Real Estate Finance	8.625%	N/R	282,406
30,221	Arbor Realty Trust Incorporated	7.375%	N/R	772,147
	Total Mortgage Real Estate Investment Trusts			1,054,553

NUVEEN	5

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares		Description (1)	Coupon		Ratings (5)	Value

		Multi-Utilities – 3.5%

125,567		Dominion Resources Inc., (6)	5.250%		BBB–	$2,984,726
55,989		DTE Energy Company	6.000%		Baa2	1,468,591
63,132		DTE Energy Company	5.375%		Baa2	1,515,168
23,016		DTE Energy Company	5.250%		Baa2	570,106
		Total Multi-Utilities				6,538,591

		Oil, Gas & Consumable Fuels – 1.1%

62,281		Nustar Energy LP	8.500%		Ba3	1,677,227
23,006		Pembina Pipeline Corporation	5.750%		BB+	457,577
		Total Oil, Gas & Consumable Fuels				2,134,804

		Real Estate Management & Development – 0.2%

16,541		Landmark Infrastructure Partners LP	8.000%		N/R	413,525

		Trading Companies & Distributors – 0.3%

21,500		GATX Corporation	5.625%		BBB	537,285
		Total $25 Par (or similar) Retail Preferred (cost $57,251,196)				58,286,976

Principal Amount (000)	(7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		CORPORATE BONDS – 20.6% (15.1% of Total Investments)

		Air Freight & Logistics – 0.2%

$400		Empresa de Transporte de Pasajeros Metro SA, 144A	5.000%	1/25/47	A+	$418,660

		Commercial Services & Supplies – 1.8%

940		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	949,400
1,265		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,283,975
260		Covanta Holding Corporation	5.875%	7/01/25	Ba3	260,487
710		GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	768,575
		Total Commercial Services & Supplies				3,262,437

		Construction & Engineering – 0.2%

445		AECOM Technology Corporation, 144A	5.125%	3/15/27	BB	446,112

		Diversified Financial Services – 0.7%

555		Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	559,163
725		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	755,211
		Total Diversified Financial Services				1,314,374

		Diversified Telecommunication Services – 1.9%

1,140		CyrusOne LP Finance, 144A	5.375%	3/15/27	BB	1,151,400
1,035		Qualitytech LP/QTS Finance Corp., (6)	5.875%	8/01/22	BB	1,062,169
1,365		SBA Communications Corporation, 144A	4.875%	9/01/24	B+	1,347,664
		Total Diversified Telecommunication Services				3,561,233

		Electric Utilities – 0.7%

400		Comision Federal de Electricidad of the United States of Mexico, 144A	6.125%	6/16/45	BBB+	411,000
670		Exelon Corporation	6.250%	10/01/39	BBB	694,631
275		Intergen NV, 144A	7.000%	6/30/23	B1	246,125
		Total Electric Utilities				1,351,756

		Equity Real Estate Investment Trusts – 2.4%

965		Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	963,431
460		CBL & Associates LP	5.950%	12/15/26	BBB–	443,783
160		CoreCivic, Inc.	4.625%	5/01/23	Ba1	159,800
510		DuPont Fabros Technology LP	5.625%	6/15/23	BB+	530,400

6	NUVEEN

Principal Amount (000)	(7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Equity Real Estate Investment Trusts (continued)
$870		Geo Group Inc.	6.000%	4/15/26	B+	$881,069
450		MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	443,250
555		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	544,286
315		Physicians Realty LP	4.300%	3/15/27	BBB–	314,690
220		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	222,728
		Total Equity Real Estate Investment Trusts				4,503,437

		Gas Utilities – 1.3%

620		AmeriGas Partners LP/AmeriGas Finance Corporation, (6)	5.875%	8/20/26	BB	616,900
407		Ferrellgas LP	6.750%	1/15/22	B	384,615
665		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	690,017
440		Suburban Propane Partners LP, (6)	5.750%	3/01/25	BB–	433,400
380		Suburban Propane Partners LP	5.875%	3/01/27	BB–	374,300
		Total Gas Utilities				2,499,232

		Health Care Equipment & Supplies – 0.2%

385		Tenet Healthcare Corporation	8.125%	4/01/22	B–	401,363

		Health Care Providers & Services – 0.7%

310		Community Health Systems, Inc.	6.250%	3/31/23	BB	316,200
250		HCA Inc.	5.375%	2/01/25	BB	260,000
435		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	416,512
405		Kindred Healthcare Inc., (6)	6.375%	4/15/22	B–	377,662
		Total Health Care Providers & Services				1,370,374

		Hotels, Restaurants & Leisure – 0.2%

440		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	4.500%	9/01/26	BB–	426,800

		Independent Power & Renewable Electricity Producers – 0.4%

640		Dynegy Inc., 144A	8.000%	1/15/25	B+	612,800
265		GenOn Energy Inc.	9.500%	10/15/18	CCC	174,237
		Total Independent Power & Renewable Electricity Producers				787,037

		Internet Software & Services – 0.6%

155		Equinix Inc.	5.750%	1/01/25	BB+	163,913
925		Equinix Inc.	5.375%	5/15/27	BB+	955,063
		Total Internet Software & Services				1,118,976

		IT Services – 0.6%

1,095		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,155,006

		Multi-Utilities – 0.8%

1,100	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	1,457,436

		Oil, Gas & Consumable Fuels – 4.2%

220		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B–	222,750
925		Calumet Specialty Products, (6)	7.625%	1/15/22	CCC+	779,312
605		Cheniere Corpus Christi Holdings, LLC, 144A	5.875%	3/31/25	BB–	630,713
705		Crestwood Midstream Partners LP, 144A	5.750%	4/01/25	BB–	719,981
515		Energy Transfer Equity LP	5.500%	6/01/27	BB+	538,175
830		Genesis Energy LP	5.625%	6/15/24	B+	811,325
195	CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	145,533
435		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	426,300
135		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	133,650
640		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	646,400
605		NGL Energy Partners LP/Fin Co, 144A	7.500%	11/01/23	BB–	624,663
965		PBF Holding Company LLC	7.000%	11/15/23	BBB–	967,413
615		Rose Rock Midstream LP / Rose Rock Finance Corporation, (6)	5.625%	7/15/22	B+	607,700
470		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B+	470,000
		Total Oil, Gas & Consumable Fuels				7,723,915

NUVEEN	7

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Real Estate Management & Development – 1.2%

$855		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	$894,544
765		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	784,125
530		Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	547,556
		Total Real Estate Management & Development				2,226,225

		Road & Rail – 0.3%

475		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	482,125

		Software – 0.3%

580		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	572,750

		Transportation Infrastructure – 1.1%

630		Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	650,475
200		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	208,708
400		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	405,500
670		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	690,100
		Total Transportation Infrastructure				1,954,783

		Wireless Telecommunication Services – 0.8%

1,390		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	1,440,388
		Total Corporate Bonds (cost $38,194,279)				38,474,419

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CONVERTIBLE BONDS – 1.1% (0.8% of Total Investments)

		Electric Utilities – 0.5%

$1,050		DCP Midstream Operating LP, 144A, (6)	5.850%	5/21/43	BB–	$971,250

		Multi-Utilities – 0.6%

1,005		Dominion Resources Inc.	5.750%	10/01/54	BBB–	1,040,175
$2,055		Total Convertible Bonds (cost $2,020,463)				2,011,425

Principal Amount (000)	(7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.5% (9.0% of Total Investments)

		Diversified Financial Services – 0.3%

$465		National Rural Utilities Cooperative Finance Corporation, (6)	5.250%	4/20/46	A3	$484,318

		Electric Utilities – 5.3%

830		AES Gener SA, 144A, (6)	8.375%	12/18/73	BB	872,538
3,865		Emera, Inc., (6)	6.750%	6/15/76	BBB–	4,217,679
1,170		Enel SpA, 144A, (6)	8.750%	9/24/73	BBB–	1,345,500
600	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	688,556
915		Exelon Corporation	6.350%	3/15/33	Baa2	976,052
1,185	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	1,640,175
		Total Electric Utilities				9,740,500

		Energy Equipment & Services – 4.8%

890	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,009,215
2,200		Transcanada Trust, (6)	5.875%	8/15/76	BBB	2,321,000
2,820		Transcanada Trust, (6)	5.625%	5/20/75	BBB	2,904,600
2,655		Transcanada Trust, (6)	5.300%	3/15/77	BBB	2,623,472
		Total Energy Equipment & Services				8,858,287

		Multi-Utilities – 0.7%

915	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	1,226,652

8	NUVEEN

Principal Amount (000)	(7)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels – 1.4%

$2,190		Enbridge Inc., (6)	6.000%	1/15/77	BBB–	$2,214,638
345		Enterprise Products Operating LP, (4)	7.034%	1/15/68	Baa2	357,386
		Total Oil, Gas & Consumable Fuels				2,572,024
		Total $1,000 Par (or similar) Institutional Preferred (cost $22,105,671)				22,881,781

Shares		Description (1), (8)				Value

		INVESTMENT COMPANIES – 2.2% (1.5% of Total Investments)

787,120		John Laing Infrastructure Fund				$1,320,499
5,387,037		Keppel Infrastructure Trust				1,962,828
250,684		NextEnergy Solar Fund Limited				347,061
278,100		Starwood European Real Estate Finance Limited				381,533
		Total Investment Companies (cost $3,999,988)				4,011,921
		Total Long-Term Investments (cost $242,028,146)				251,614,723

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 2.0% (1.4% of Total Investments)

		REPURCHASE AGREEMENTS – 2.0% (1.4% of Total Investments)

$3,685		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $3,684,818, collateralized by $3,685,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $3,764,640	0.090%	4/03/17		$3,684,790
		Total Short-Term Investments (cost $3,684,790)				3,684,790
		Total Investments (cost $245,712,934) – 137.7%				255,299,513
		Borrowings – (39.5)% (9), (10)				(73,275,000)
		Other Assets Less Liabilities – 1.8% (11)				3,410,791
		Net Assets – 100%				$185,435,304

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount as Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(96)	6/17	$(11,301,750)	$(15,750)	$(40,944)
U.S. Treasury Long Bond	Short	(7)	6/17	(1,055,906)	(2,188)	201
				$(12,357,656)	$(17,938)	$(40,743)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$29,250,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(56,059)	$(443,702)
JPMorgan Chase Bank, N.A.	29,250,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(189,979)	(753,882)
	$58,500,000								$(246,038)	$(1,197,583)

NUVEEN	9

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$67,550,385	$36,838,248	$—	$104,388,633
Convertible Preferred Securities	20,605,594	953,974	—	21,559,568
$25 Par (or similar) Retail Preferred	57,005,785	1,281,191	—	58,286,976
Corporate Bonds	—	38,474,419	—	38,474,419
Convertible Bonds	—	2,011,425	—	2,011,425
$1,000 Par (or similar) Institutional Preferred	—	22,881,781	—	22,881,781
Investment Companies	4,011,921	—	—	4,011,921

Short-Term Investments:
Repurchase Agreements	—	3,684,790	—	3,684,790

Investments in Derivatives:
Futures Contracts*	(40,743)	—	—	(40,743)
Interest Rate Swaps*	—	(1,197,583)	—	(1,197,583)
Total	$149,132,942	$104,928,245	$—	$254,061,187
*	Represents net unrealized appreciation (depreciation)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,853,708	$(1,790,592)	$1,790,592	$(3,853,708)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $247,771,345

10	NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$13,107,625
Depreciation	(5,579,457)
Net unrealized appreciation (depreciation) of investments	$7,528,168

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or portion of investment, hypothecated. The total value of investments hypothecated as of the end of the reporting period was $46,933,187.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 28.7%.

(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $171,497,144 have been pledged as collateral for borrowings.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CAD	Canada Dollar

EUR	Euro

GBP	Pound Sterling

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017